Note 5 - Allowance for Doubtful Accounts and Loans	12 Months Ended
Mar. 31, 2014
Disclosure Text Block Supplement [Abstract]
Allowance for Credit Losses [Text Block]
5.	ALLOWANCE FOR DOUBTFUL ACCOUNTS AND LOANS

An analysis of the allowance for doubtful accounts and loans for the years ended March 31, 2012, 2013 and 2014 is as follows:

	Thousands of Yen
	Balance at Beginning of Year	Credits Charged Off	Provision for (Reversal of) Doubtful Accounts	Other	Balance at End of Year

Year ended March 31, 2012	¥142,871	¥(19,878)	¥82,046	-	¥205,039

Year ended March 31, 2013	¥205,039	¥(17,934)	¥(10,712)	-	¥176,393

Year ended March 31, 2014	¥176,393	¥(12,067)	¥(46,935)	-	¥117,391

	Thousands of U.S. Dollars
	Balance at Beginning of Year	Credits Charged Off	Reversal of Doubtful Accounts	Other	Balance at End of Year

Year ended March 31, 2014	$1,713	$(117)	$(456)	-	$1,140